Fees Summary	Jan. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 741,517,500.00
Previously Paid Amount	0.00
Total Fee Amount	102,403.57
Total Offset Amount	0.00
Net Fee	102,403.57
Narrative - Max Aggregate Offering Price	$ 741,517,500.00
Final Prospectus	true